Note 16 - Stock-based Compensation (Details) - Summary of Warrants	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Number of warrants	150,000
Issued December 2009 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	100,000
Issued December 2009 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price per share (in Dollars per Item)	1.25
Issued September 2012 [Member]
Class of Warrant or Right [Line Items]
Number of warrants	50,000
Issued September 2012 [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise Price per share (in Dollars per Item)	0.50